Income Taxes - Summary of Detail Disclosure of Net Operating Losses (Detail) $ in Thousands	Dec. 31, 2019 USD ($)
2032 [member] | Illinois [Member]
Detail Disclosure Of Net Operating Losses [Line Items]
Net Operating Losses Carried Forward	$ 2,541
2040 [member] | California [Member]
Detail Disclosure Of Net Operating Losses [Line Items]
Net Operating Losses Carried Forward	$ 1,224